GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 12,363	$ 10,613
Depreciation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	376	214
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3,214	3,009
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	4,131	3,923
Directors' DSU recovery [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	(1,327)	(885)
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 5,969	$ 4,352